Investment in Associate Company - Summary of Movements in Investment in Associates (Detail) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disclosure of associates [abstract]
Net assets of associate	$ 377,849		$ 1,270,339
Beginning balance	494,728	$ 0	0
Share of results of associate accounted for using equity method	(312,372)		444,619
Loss of interest at the date of dilution of shares in the associate	0		50,109
Impairment loss of associate accounted for using equity method	(50,109)	$ 0	0
Ending balance	$ 132,247		$ 494,728